Cover	May 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 22, 2026
Entity Registrant Name	PHINIA INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41708
Entity Tax Identification Number	92-2483604
Entity Address, Address Line One	3000 University Drive
Entity Address, City or Town	Auburn Hills,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48326
City Area Code	248
Local Phone Number	732-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PHIN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001968915